Fair value of financial instruments - Disclosure of significant unobservable inputs (Details) - Level 3	Dec. 31, 2023	Dec. 31, 2022
Bottom of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0029	0.0017
Top of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1672	0.2159
Loans | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0186	0.0200
Loans | Bottom of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.05
Loans | Bottom of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0040	0.0050
Loans | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Loans | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0870	0.0426
Loans | Top of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.18	0.34
Loans | Top of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0802	0.0801
Loans | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	287	101
Private equity investments | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0380	0.0496
Private equity investments | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.08
Private equity investments | Bottom of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	15	11
Private equity investments | Bottom of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	3	4
Private equity investments | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0630	0.0559
Private equity investments | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Private equity investments | Top of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	17	15
Private equity investments | Top of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	25	23
Corporate debt | Bottom of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.0229
Corporate debt | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Corporate debt | Top of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.0834
Corporate debt | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	352	232
Reverse repurchase and repurchase agreements | Bottom of range | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0385	0.0321
Reverse repurchase and repurchase agreements | Top of range | Discounted cash flows | Repo spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0468	0.0502
Interest rate derivatives | Bottom of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.04	0.03
Interest rate derivatives | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0015	0.0017
Interest rate derivatives | Bottom of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.01	(0.03)
Interest rate derivatives | Bottom of range | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.01)	0
Interest rate derivatives | Bottom of range | Correlation model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	(0.20)
Interest rate derivatives | Bottom of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0066	0.0049
Interest rate derivatives | Bottom of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0026	0.0036
Interest rate derivatives | Bottom of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	(0.20)
Interest rate derivatives | Bottom of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	0.12
Interest rate derivatives | Top of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.05
Interest rate derivatives | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1672	0.2159
Interest rate derivatives | Top of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.07	0.56
Interest rate derivatives | Top of range | Discounted cash flows | Growth curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.02	0
Interest rate derivatives | Top of range | Correlation model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	(0.13)
Interest rate derivatives | Top of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0257	0.0315
Interest rate derivatives | Top of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0515	0.0430
Interest rate derivatives | Top of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.78	0.78
Interest rate derivatives | Top of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.98	0.99
Credit derivatives | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0001	0.0003
Credit derivatives | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	46	79
Credit derivatives | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0765	0.2943
Credit derivatives | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	99	92
Equity derivatives | Bottom of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0238)	(0.0205)
Equity derivatives | Bottom of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.05	3
Equity derivatives | Bottom of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.40	0.40
Equity derivatives | Top of range | Discounted cash flows | Discount margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0110	0.0634
Equity derivatives | Top of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1.38	140
Equity derivatives | Top of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	1	1